Guranteed Investment Contracts (GIC) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic GICs	$ 818,399,492	$ 876,663,256